Other, Net (Tables)	12 Months Ended
Dec. 31, 2015
Other Nonoperating Income (Expense) [Abstract]
Schedule Of Other, Net

Year Ended December 31, (in millions)	2015	2014	2013
			Predecessor
AFUDC Equity	$28.3	$11.0	$6.8
Miscellaneous(1)	1.0	(2.2)	11.1
Total Other, net	$29.3	$8.8	$17.9

(1) Miscellaneous primarily consists of a gain from insurance proceeds in 2013.